Condensed Consolidated Interim Statements of Changes in Equity (Unaudited) - USD ($)	Total	Accumulated Other Comprehensive Income (Loss)	Retained Earnings Accumulated (Deficit)	Number of Common Shares	Equity Reserves	Treasury Shares
Balance, shares at Dec. 31, 2024				140,565,642
Balance, amount at Dec. 31, 2024	$ 125,399,000	$ (6,035,000)	$ (43,323,000)	$ 163,325,000	$ 11,529,000	$ (97,000)
Statement [Line Items]
At the market issuances, shares				2,872,200
At the market issuances, amount	7,331,000	0	0	$ 7,331,000	0	0
Exercise of options, shares				1,819,879
Exercise of options, amount	1,100,000	0	0	$ 2,255,000	(1,155,000)	0
Vesting of RSUs, shares				1,308,296
Vesting of RSUs, amount	0	0	0	$ 1,008,000	(1,008,000)	0
Carrying value of RSU forfeited for withholding taxes	(342,000)	0	0	0	(342,000)	0
Issuance costs	(392,000)	0	0	(392,000)	0	0
Share-based payments	1,682,000	0	0	0	1,682,000	0
Net income for the period	8,481,000	0	8,481,000	0	0	0
Currency translation differences	1,514,000	1,514,000	0	$ 0	0	0
Balance, shares at Jun. 30, 2025				146,566,017
Balance, amount at Jun. 30, 2025	$ 144,773,000	(4,521,000)	(34,842,000)	$ 173,527,000	10,706,000	(97,000)
Balance, shares at Dec. 31, 2025	16,504,560			162,308,988
Balance, amount at Dec. 31, 2025	$ 234,030,000	(4,264,000)	(16,615,000)	$ 243,317,000	11,689,000	(97,000)
Statement [Line Items]
At the market issuances, shares				3,099,435
At the market issuances, amount	25,656,000	0	0	$ 25,656,000	0	0
Exercise of options, shares				3,275,404
Exercise of options, amount	3,063,000	0	0	$ 4,780,000	(1,717,000)	0
Vesting of RSUs, shares				1,691,983
Vesting of RSUs, amount	0	0	0	$ 1,347,000	(1,347,000)	0
Issuance costs	(920,000)	0	0	(920,000)	0	0
Share-based payments	2,340,000	0	0	0	2,340,000	0
Net income for the period	26,812,000	0	26,812,000	0	0	0
Currency translation differences	(5,380,000)	(5,380,000)	0	$ 0	0	0
Shares repurchased and cancelled, shares				(508,039)
Shares repurchased and cancelled, shares, amount	$ (3,031,000)	0	0	$ (3,031,000)	0	0
Balance, shares at Jun. 30, 2026	3,099,435			169,867,771
Balance, amount at Jun. 30, 2026	$ 282,570,000	$ (9,644,000)	$ 10,197,000	$ 271,149,000	$ 10,965,000	$ (97,000)